Payments, Details - 12 months ended Dec. 31, 2024 - CAD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 870,000	Fees	CANADA	Provincial Government of British Columbia	KSM	Gold	Exploration Department	Underground Mining
#: 2
	30,000	Fees	CANADA	Provincial Government of British Columbia	Iskut	Gold	Exploration Department	Underground Mining
#: 3
	140,000	Fees	CANADA	Government of Northwest Territories	Courageous Lake	Gold	Exploration Department	Underground Mining
#: 4
	$ 300,000	Fees	UNITED STATES	United States Government	Snowstorm	Gold	Exploration Department	Underground Mining